RELATED PARTIES TRANSACTIONS (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Related party transactions [abstract]
Management fees	$ 44,656	$ 62,968	$ 150,222	$ 164,478
Stock-based compensation	0	0	0	30,000
Total	$ 44,656	$ 62,968	$ 150,222	$ 194,478